Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.44%
Aerospace & Defense–0.77%
Boeing Co. (The)	25,253	$6,432,444
Agricultural & Farm Machinery–1.28%
Deere & Co.	28,601	10,700,778
Application Software–5.46%
Coupa Software, Inc.(b)	19,588	4,984,754
DocuSign, Inc.(b)	27,739	5,615,761
HubSpot, Inc.(b)	19,693	8,944,757
RingCentral, Inc., Class A(b)	33,071	9,851,189
Synopsys, Inc.(b)	24,832	6,152,873
Trade Desk, Inc. (The), Class A(b)	15,295	9,967,140
		45,516,474
Asset Management & Custody Banks–2.29%
BlackRock, Inc.	11,638	8,774,587
KKR & Co., Inc., Class A	210,631	10,289,324
		19,063,911
Auto Parts & Equipment–1.04%
Aptiv PLC	62,518	8,621,232
Automobile Manufacturers–0.70%
General Motors Co.	101,335	5,822,709
Biotechnology–0.47%
Alnylam Pharmaceuticals, Inc.(b)	27,896	3,938,636
Casinos & Gaming–1.24%
Caesars Entertainment, Inc.(b)	69,638	6,089,843
DraftKings, Inc., Class A(b)	69,143	4,240,540
		10,330,383
Construction Machinery & Heavy Trucks–1.25%
Caterpillar, Inc.	44,806	10,389,167
Copper–1.22%
Freeport-McMoRan, Inc.(b)	309,663	10,197,203
Data Processing & Outsourced Services–6.80%
Mastercard, Inc., Class A	71,504	25,458,999
PayPal Holdings, Inc.(b)	128,539	31,214,411
		56,673,410
Diversified Chemicals–0.80%
Eastman Chemical Co.	60,249	6,634,620
Diversified Metals & Mining–0.70%
Rio Tinto PLC, ADR (Australia)	74,958	5,820,489
Electrical Components & Equipment–1.43%
Generac Holdings, Inc.(b)	36,472	11,942,756
Fertilizers & Agricultural Chemicals–0.80%
Corteva, Inc.	142,622	6,649,038
Financial Exchanges & Data–1.17%
MarketAxess Holdings, Inc.	7,473	3,720,956
Shares		Value
Financial Exchanges & Data–(continued)
MSCI, Inc.	14,319	$6,003,671
		9,724,627
Food Distributors–0.48%
Sysco Corp.	51,286	4,038,260
Footwear–1.20%
NIKE, Inc., Class B	75,206	9,994,125
Health Care Equipment–4.42%
Abbott Laboratories	44,468	5,329,045
Danaher Corp.	47,979	10,799,113
DexCom, Inc.(b)	10,686	3,840,442
IDEXX Laboratories, Inc.(b)	10,727	5,248,828
Intuitive Surgical, Inc.(b)	8,640	6,384,442
Zimmer Biomet Holdings, Inc.	32,636	5,224,371
		36,826,241
Health Care Supplies–1.52%
Align Technology, Inc.(b)	11,385	6,165,319
West Pharmaceutical Services, Inc.	23,154	6,524,334
		12,689,653
Hotels, Resorts & Cruise Lines–1.79%
Booking Holdings, Inc.(b)	3,721	8,669,335
Travel + Leisure Co.	101,956	6,235,629
		14,904,964
Industrial Machinery–0.28%
Chart Industries, Inc.(b)	16,096	2,291,266
Interactive Home Entertainment–1.46%
Activision Blizzard, Inc.	130,430	12,129,990
Interactive Media & Services–9.56%
Alphabet, Inc., Class C(b)	21,659	44,804,457
Facebook, Inc., Class A(b)	81,685	24,058,683
Pinterest, Inc., Class A(b)	80,557	5,963,635
Snap, Inc., Class A(b)	91,498	4,784,430
		79,611,205
Internet & Direct Marketing Retail–9.22%
Amazon.com, Inc.(b)	23,439	72,522,141
Chewy, Inc., Class A(b)	50,472	4,275,483
		76,797,624
Internet Services & Infrastructure–2.13%
Okta, Inc.(b)	25,894	5,707,814
Shopify, Inc., Class A (Canada)(b)	5,055	5,593,358
Twilio, Inc., Class A(b)	18,917	6,446,157
		17,747,329
Investment Banking & Brokerage–0.46%
Goldman Sachs Group, Inc. (The)	11,771	3,849,117
Life Sciences Tools & Services–1.65%
10X Genomics, Inc., Class A(b)	20,693	3,745,433
Agilent Technologies, Inc.	45,654	5,804,450

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Thermo Fisher Scientific, Inc.	9,232	$4,213,300
		13,763,183
Managed Health Care–1.86%
UnitedHealth Group, Inc.	41,678	15,507,133
Movies & Entertainment–1.96%
Netflix, Inc.(b)	14,977	7,812,902
Walt Disney Co. (The)(b)	46,176	8,520,395
		16,333,297
Oil & Gas Exploration & Production–0.64%
APA Corp.	298,861	5,349,612
Personal Products–0.77%
Estee Lauder Cos., Inc. (The), Class A	22,098	6,427,203
Pharmaceuticals–0.59%
Catalent, Inc.(b)	46,331	4,879,118
Railroads–0.52%
Kansas City Southern	16,323	4,307,966
Regional Banks–0.68%
SVB Financial Group(b)	11,455	5,654,875
Restaurants–1.05%
Chipotle Mexican Grill, Inc.(b)	6,157	8,747,989
Semiconductor Equipment–5.05%
Applied Materials, Inc.	145,132	19,389,635
ASML Holding N.V., New York Shares (Netherlands)	20,742	12,805,281
Lam Research Corp.	16,646	9,908,365
		42,103,281
Semiconductors–7.68%
Advanced Micro Devices, Inc.(b)	92,251	7,241,704
Marvell Technology Group Ltd.	131,164	6,424,413
Microchip Technology, Inc.	57,823	8,975,286
Shares		Value
Semiconductors–(continued)
Monolithic Power Systems, Inc.	33,491	$11,829,356
NVIDIA Corp.	20,613	11,005,899
NXP Semiconductors N.V. (Netherlands)	49,123	9,890,425
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	72,451	8,569,504
		63,936,587
Systems Software–9.06%
Cloudflare, Inc., Class A(b)	90,938	6,389,304
Crowdstrike Holdings, Inc., Class A(b)	29,994	5,474,205
Microsoft Corp.	227,025	53,525,684
ServiceNow, Inc.(b)	20,151	10,077,717
		75,466,910
Technology Hardware, Storage & Peripherals–4.67%
Apple, Inc.	318,441	38,897,568
Trading Companies & Distributors–1.28%
United Rentals, Inc.(b)	32,463	10,690,391
Trucking–1.04%
Uber Technologies, Inc.(b)	159,336	8,685,405
Total Common Stocks & Other Equity Interests (Cost $535,234,947)		820,088,169
Money Market Funds–0.45%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	1,296,377	1,296,377
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	925,614	925,984
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	1,481,574	1,481,574
Total Money Market Funds (Cost $3,703,935)		3,703,935
TOTAL INVESTMENTS IN SECURITIES–98.89% (Cost $538,938,882)		823,792,104
OTHER ASSETS LESS LIABILITIES—1.11%		9,261,748
NET ASSETS–100.00%		$833,053,852
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,929,702	$11,932,085	$(13,565,410)	$-	$-	$1,296,377	$59
Invesco Liquid Assets Portfolio, Institutional Class	2,092,396	8,522,918	(9,689,540)	166	44	925,984	86
Invesco Treasury Portfolio, Institutional Class	3,348,230	13,636,669	(15,503,325)	-	-	1,481,574	23
Total	$8,370,328	$34,091,672	$(38,758,275)	$166	$44	$3,703,935	$168

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Capital Appreciation Fund to Invesco V.I. Capital Appreciation Fund.
Further, effective April 30, 2021, the Fund’s sub-classification under the Investment Company Act of 1940 will change from “diversified” to “non-diversified” and a related fundamental investment restriction will be eliminated.
Invesco V.I. Capital Appreciation Fund